SHARE-BASED PAYMENTS - Performance Share Units (Details) - Performance Share Units (PSU)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (CAD Dollars)	0.61%
Expected volatility	57.71%
Risk-free interest rate	2.0464%
Contractual life	3 years